Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in Partnership's carrying value of goodwill
A summary of changes in the Partnership's carrying value of goodwill for the years ended December 31, 2017 and December 31, 2016 is as follows:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses	Goodwill (net)
Balance at December 31, 2015	$290,679	$(79,868)	$210,811
Deferred income tax adjustment related to Canadian disregarded entity (1)	(33,945)	—	(33,945)
Foreign currency exchange translation	2,794	—	2,794
Balance at December 31, 2016	259,528	(79,868)	179,660
Foreign currency exchange translation	4,170	—	4,170
Balance at December 31, 2017	$263,698	$(79,868)	$183,830

(1)	See Note 9 to the Consolidated Financial Statements.

Partnership's other intangible assets
As of December 31, 2017 and December 31, 2016, the Partnership's other intangible assets consisted of the following:

(In thousands)	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
December 31, 2017
Other intangible assets:
Trade names	—	$36,531	$—	$36,531
License / franchise agreements	5.9 years	3,360	(1,827)	1,533
Total other intangible assets		$39,891	$(1,827)	$38,064

December 31, 2016
Other intangible assets:
Trade names	—	$35,603	$—	$35,603
License / franchise agreements	5.4 years	3,326	(1,092)	2,234
Total other intangible assets		$38,929	$(1,092)	$37,837